As filed with the Securities and Exchange Commission on May 11, 2012       Registration Nos. 333-01073 and 811-07537

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		/X /
Pre-Effective Amendment No. ______	/ /
Post-Effective Amendment No. 25	/X /
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		/X/
Amendment No. 28	/X /
(Check appropriate box or boxes)

ROYCE CAPITAL FUND
(Exact name of Registrant as specified in charter)

745 Fifth Avenue, New York, New York  10151
(Address of principal executive offices)    (Zip Code)

(212) 508-4500
(Registrant's Telephone Number, including Area Code)

Charles M. Royce, President
The Royce Fund
745 Fifth Avenue, New York, New York  10151
 (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)
/ X /	immediately upon filing pursuant to paragraph (b)
/ /	on (date) pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a)(i)
/ /	on (date) pursuant to paragraph (a)(i)
/ /	75 days after filing pursuant to paragraph (a)(ii)
/ /	on (date) pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:
/ /	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Total number of pages:

Index to Exhibits is located on page:

SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 7th day of May, 2012.

        The Registrant represents that this Post-Effective Amendment is filed solely for one or more of the purposes set forth in paragraph (b)(1) of Rule 485 under the Securities Act of 1933 and that no material event requiring disclosure in the prospectus, other than as listed in paragraph (b)(1) of such Rule or one for which the Commission has approved a filing under paragraph (b)(1)(vii) of the Rule, has occurred since the latest of the following three dates: (i) the effective date of the Registrant’s Registration Statement; (ii) the effective date of the Registrant’s most recent Post-Effective Amendment to its Registration Statement which included a prospectus; or (iii) the filing date of a post-effective amendment filed under paragraph (a) of Rule 485 which has not become effective.

ROYCE CAPITAL FUND

By:	/s/ Charles M. Royce
Charles M. Royce, President

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Charles M. Royce Charles M. Royce	President and Trustee	5/7/2012

/s/ John D. Diederich John D. Diederich	Vice President and Treasurer	5/7/2012

/s/ Mark R. Fetting Mark R. Fetting	Trustee	5/7/2012

/s/ Patricia W. Chadwick Patricia W. Chadwick	Trustee	5/7/2012

/s/ Richard M. Galkin Richard M. Galkin	Trustee	5/7/2012

/s/ Stephen L. Isaacs Stephen L. Isaacs	Trustee	5/7/2012

/s/ Arthur S. Mehlman Arthur S. Mehlman	Trustee	5/7/2012

/s/ David L. Meister David L. Meister	Trustee	5/7/2012

/s/ G. Peter O'Brien G. Peter O'Brien	Trustee	5/7/2012

NOTICE

        A copy of the Trust Instrument of Royce Capital Fund is on file with the Secretary of State of the State of Delaware, and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually but are binding only upon the assets and property of the Registrant.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase